FAIR VALUE MEASUREMENTS (Details) - Fair Value, Recurring [Member] - ENERGY VAULT HOLDINGS, INC	Dec. 31, 2019 USD ($)
Assets
Derivative-Series B Preferred Stock Rights	$ 12,527,000
Total assets	12,527,000
Liabilities
Derivative-Series B Preferred Stock Rights	604,000
Total liabilities	604,000
Fair Value, Inputs, Level 3 [Member]
Assets
Derivative-Series B Preferred Stock Rights	12,527,000
Total assets	12,527,000
Liabilities
Derivative-Series B Preferred Stock Rights	604,000
Total liabilities	$ 604,000